Operating segment and geographic data (Tables)	12 Months Ended
Dec. 31, 2019
Operating segment and geographic data
Schedule of segment revenues
	2019
($ in millions)	Electrification	Industrial Automation	Motion	Robotics & Discrete Automation	Corporate and Other	Total
Geographical markets
Europe	4,039	2,416	1,879	1,634	36	10,004
The Americas	4,568	1,582	2,315	453	1	8,919
Asia, Middle East and Africa	3,665	2,153	1,827	1,157	40	8,842
	12,272	6,151	6,021	3,244	77	27,765
End Customer Markets
Utilities	2,355	1,057	696	—	18	4,126
Industry	4,798	3,606	3,890	3,165	35	15,494
Transport and infrastructure	5,119	1,488	1,435	79	24	8,145
	12,272	6,151	6,021	3,244	77	27,765
Product type
Products	10,315	1,439	5,152	1,785	65	18,756
Systems	958	1,648	—	968	12	3,586
Services and software	999	3,064	869	491	—	5,423
	12,272	6,151	6,021	3,244	77	27,765

Third-party revenues	12,272	6,151	6,021	3,244	77	27,765
Intersegment revenues(1)	456	122	512	70	(947)	213
Total Revenues	12,728	6,273	6,533	3,314	(870)	27,978
	2018
($ in millions)	Electrification	Industrial Automation	Motion	Robotics & Discrete Automation	Corporate and Other	Total
Geographical markets
Europe	3,881	2,475	1,862	1,737	58	10,013
The Americas	3,650	1,467	2,389	476	21	8,003
Asia, Middle East and Africa	3,680	2,449	1,699	1,339	236	9,403
	11,211	6,391	5,950	3,552	315	27,419
End Customer Markets
Utilities	2,452	1,174	746	—	176	4,548
Industry	4,395	3,573	3,877	3,510	98	15,453
Transport and infrastructure	4,364	1,644	1,327	42	41	7,418
	11,211	6,391	5,950	3,552	315	27,419
Product type
Products	9,679	1,528	5,111	2,019	118	18,455
Systems	617	1,853	—	1,001	197	3,668
Services and software	915	3,010	839	532	—	5,296
	11,211	6,391	5,950	3,552	315	27,419

Third-party revenues	11,211	6,391	5,950	3,552	315	27,419
Intersegment revenues(1)	475	109	513	59	(913)	243
Total Revenues	11,686	6,500	6,463	3,611	(598)	27,662
	2017
($ in millions)	Electrification	Industrial Automation	Motion	Robotics & Discrete Automation	Corporate and Other	Total
Geographical markets
Europe	3,514	2,470	1,657	1,259	132	9,032
The Americas	2,613	1,349	2,219	534	116	6,831
Asia, Middle East and Africa	3,464	2,515	1,473	1,125	493	9,070
	9,591	6,334	5,349	2,918	741	24,933
End Customer Markets
Utilities	2,597	1,273	628	—	575	5,073
Industry	4,022	3,398	3,488	2,891	155	13,954
Transport and infrastructure	2,972	1,663	1,233	27	11	5,906
	9,591	6,334	5,349	2,918	741	24,933
Product type
Products	8,322	1,406	4,595	1,489	169	15,981
Systems	614	2,089	—	926	565	4,194
Services and software	655	2,839	754	503	7	4,758
	9,591	6,334	5,349	2,918	741	24,933

Third-party revenues	9,591	6,334	5,349	2,918	741	24,933
Intersegment revenues(1)	503	138	528	39	(945)	263
Total Revenues	10,094	6,472	5,877	2,957	(204)	25,196

(1) Intersegment revenues include sales to the Power Grids business which is presented as discontinued operations and are not eliminated from Total revenues (see Note 3).

Schedule of operational EBITA reconciliations
($ in millions)	2019	2018	2017
Operational EBITA:
Electrification	1,688	1,626	1,510
Industrial Automation	732	914	902
Motion	1,082	1,023	838
Robotics & Discrete Automation	393	528	473
Corporate and Other:
— Non-core and divested businesses	(145)	(291)	(163)
— Stranded corporate costs	(225)	(297)	(286)
— Corporate costs and Other intersegment elimination	(418)	(498)	(457)
Total	3,107	3,005	2,817
Acquisition-related amortization	(265)	(273)	(229)
Restructuring, related and implementation costs(1)	(300)	(172)	(300)
Changes in obligations related to divested businesses	(36)	(106)	(94)
Changes in pre-acquisition estimates	(22)	(8)	(8)
Gains and losses from sale of businesses	55	57	252
Fair value adjustment on assets and liabilities held for sale	(421)	—	—
Acquisition- and divestment-related expenses and integration costs	(121)	(204)	(81)
Foreign exchange/commodity timing differences in income from operations:
Unrealized gains and losses on derivatives (foreign exchange,
commodities, embedded derivatives)	20	(1)	56
Realized gains and losses on derivatives where the underlying hedged
transaction has not yet been realized	8	(23)	8
Unrealized foreign exchange movements on receivables/payables (and
related assets/liabilities)	(7)	(9)	(30)
Certain other non-operational items:
Costs for planned divestment of Power Grids	(141)	—	—
Regulatory, compliance and legal costs	(7)	(34)	(102)
Business transformation costs	(19)	(17)	—
Executive Committee transition costs	(14)	—	—
Favorable resolution of an uncertain purchase price adjustment	92	—	—
Gain on sale of investments	15	—	—
Gain on liquidation of a foreign subsidiary	—	31	—
Asset write downs/impairments	(4)	(25)	(40)
Other non-operational items	(2)	5	(19)
Income from operations	1,938	2,226	2,230
Interest and dividend income	67	72	73
Interest and other finance expense	(215)	(262)	(234)
Non-operational pension (cost) credit	72	83	33
Income from continuing operations before taxes	1,862	2,119	2,102

Schedule of depreciation and amortization, capital expenditure and total assets after intersegment eliminations
	Depreciation and						Total assets(1), (2)
	amortization			Capital expenditures(1)			at December 31,
($ in millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017
Electrification	414	355	315	279	244	218	11,671	12,052	8,881
Industrial Automation	55	57	61	64	58	54	4,559	4,287	4,478
Motion	169	184	193	110	93	89	6,149	6,016	6,051
Robotics & Discrete
Automation	124	127	73	59	74	44	4,661	4,760	4,848
Corporate and Other	199	193	194	250	303	347	19,068	17,326	19,200
Consolidated	961	916	836	762	772	752	46,108	44,441	43,458

(1) Capital expenditures and Total assets are after intersegment eliminations and therefore reflect third-party activities only.

(2) At December 31, 2019, 2018 and 2017, Corporate and Other includes $9,840 million, $8,591 million and $8,603 million, respectively, of assets in the Power Grids business which is reported as discontinued operations (see Note 3).

Schedule of geographic information for long-lived assets
	Long-lived assets at
	December 31,
($ in millions)	2019	2018
Europe	2,565	2,110
The Americas	1,469	1,168
Asia, Middle East and Africa	932	855
Total	4,966	4,133